U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

       PREMIER EQUITY FUNDS, INC.
       c/o The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

2.   Name of each series or class of funds for which this notice is filed:

       Classes A, Class B, Class C and Class R of each Premier Aggressive Growth Fund and Premier Growth and Income Fund.

3.   Investment Company Act File Number:  811-2488

     Securities Act File Number:  2-30806

4.   Last day of fiscal year for which this notice is filed:

       September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                            NOT APPLICABLE

7. Number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              39,859,500

8. Number of securities registered during the fiscal year other than pursuant to rule 24f-2:

                               3,626,390
     PREMIER AGGRESSIVE GROWTH FUND

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 10,760,560         Sale Price: $162,298,611
     CLASS B:   Number:        858         Sale Price: $     13,886
     CLASS C:   Number:         98         Sale Price: $      2,731
     CLASS R:   Number:        350         Sale Price: $      5,239

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 10,760,560         Sale Price: $162,298,611
     CLASS B:   Number:        858         Sale Price: $     13,886
     CLASS C:   Number:         98         Sale Price: $      2,731
     CLASS R:   Number:        350         Sale Price: $      5,239

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A
     CLASS R:   Number: N/A                Sale Price: N/A

12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $162,298,611
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 203,500,906
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------

   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------
    (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $13,886
                                                              --------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $13,886
                                                              --------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $4.21
                                                              ==============

     CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $2,731
                                                             --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $2,731
                                                              --------------
  (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $0.83
                                                              ==============

     CLASS R:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
         (from Item 10):                                      $5,239
                                                             --------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  - 0 -
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $5,239
                                                              --------------
 (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $1.59
                                                              ==============


    PREMIER GROWTH AND INCOME FUND

9. Number and aggregate sale price of securities sold during the fiscal year:

     CLASS A:   Number: 1,985,273          Sale Price: $35,489,951
     CLASS B:   Number: 2,215,132          Sale Price: $38,495,321
     CLASS C:   Number:   216,868          Sale Price: $ 3,604,976
     CLASS R:   Number:    49,325          Sale Price: $   665,372

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     CLASS A:   Number: 1,985,273          Sale Price: $35,489,951
     CLASS B:   Number: 2,215,132          Sale Price: $38,495,321
     CLASS C:   Number:   216,868          Sale Price: $ 3,604,976
     CLASS R:   Number:    49,325          Sale Price: $   665,372
 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

     CLASS A:   Number: N/A                Sale Price: N/A
     CLASS B:   Number: N/A                Sale Price: N/A
     CLASS C:   Number: N/A                Sale Price: N/A
     CLASS R:   Number: N/A                Sale Price: N/A

12.  Calculation of registration fee:

     CLASS A:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $35,489,951
                                                             ----------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     -  6,181,710
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                           ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $29,308,241
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $8,881.29
                                                             ================

     CLASS B:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $38,495,321
                                                              --------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -  2,996,279
                                                              --------------
 (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $35,499,042
                                                              --------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $10,757.29
                                                              ==============

   CLASS C:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $3,604,976
                                                              --------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +    N/A
                                                              --------------

   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      - 1,311,627
                                                              --------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +    N/A
                                                              --------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $2,293,349
                                                              --------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/3300
                                                              --------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $694.95
                                                              ==============

      CLASS R:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $665,372
                                                             ----------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 730,951
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

          TOTAL FEE DUE FOR ALL CLASSES:                      $20,340.16
                                                             ================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depo-sitory as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                         On or about November 26, 1996


                                  SIGNATURE

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


     By (Signature and Title)*
                               /s/ Elizabeth A. Bachman
                               Elizabeth A. Bachman, Vice President

    Date: November 27, 1996

* Please print the name and title of the signing officer below the signature.